Stock-Based Awards (Details) - $ / shares	12 Months Ended
	Dec. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Dec. 31, 2013
Stock-based awards
Weighted-average value of the stock option grants (in dollars per shares)	$ 1.545
Weighted-average value of the stock option grants on a weighted average basis
Risk free interest rate (as a percent)	2.00%
Expected term (in years)	5 years 9 months 22 days
Expected volatility (as a percent)	63.00%
Expected dividend yield (as a percent)	0.00%
Shares issuable under options
Outstanding as of beginning of period (in shares)	0
Granted (in shares)	753,110
Forfeited - Unvested	(93,556)
Outstanding as of end of period (in shares)	659,554
Options expected to vest as of end of period (in shares)	659,554
Options exercisable as of end of period (in shares)	0
Weighted Average Exercise Price
Outstanding as of beginning of period (in dollars per share)	$ 0.00
Granted (in dollars per share)	2.66
Forfeited - Unvested	2.54
Outstanding as of end of period (in dollars per share)	2.67
Options expected to vest as of end of period (in dollars per share)	$ 2.67
Weighted Average Remaining Contractual Term (in years)
Outstanding as of end of period	9 years 3 months 18 days
Options expected to vest as of end of period	9 years 3 months 18 days
2013 Plan | Stock options
Stock-based awards
Number of shares reserved for issuance			847,533	300,000
Shares issuable under options
Granted (in shares)	753,110
Weighted Average Exercise Price
Granted (in dollars per share)	$ 2.66
2013 Plan | Stock options | Vesting period after 9 month
Stock-based awards
Vesting (as a percent)	25.00%
Vesting period	9 months
2013 Plan | Stock options | Vesting period after 9 month and monthly thereafter for the next 27 months
Stock-based awards
Vesting period	27 months
Expiration period	10 years
2014 Plan | Stock options
Stock-based awards
Number of shares reserved for issuance		333,333